Property and Equipment	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
6.	PROPERTY AND EQUIPMENT
Property and equipment, which include equipment under finance lease and leasehold improvements, are recorded at cost and depreciated over the estimated useful lives of the related assets, or the lease term if shorter in the case of leasehold improvements, using the straight-line method. Buildings and improvements are depreciated over a period of 15 to 39.5years, and machinery and equipment are depreciated over a period of 7 to 15 years (except for furniture, fixtures and computer equipment which are depreciated over a period of 3 to 10 years).
Net property and equipment is:

	March 31,
	2020	2019
Land	$42,438	$52,333
Construction-in-process	19,231	25,310
Buildings and improvements	285,407	320,289
Machinery and equipment	701,018	814,040

	1,048,094	1,211,972
Less: accumulated depreciation	629,953	668,262

	$418,141	$543,710

Depreciation expense for the fiscal years ended March 31, 2020, 2019, and 2018, was $89,857, $97,323 and $101,873, respectively, which includes depreciation of assets under finance lease.